SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Interest income	$ 694	$ 277	$ 236
Exchange differences, net	0	282	0
Financial income	$ 694	$ 559	$ 236